Software Development Costs (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Gross	$ 568,875	$ 362,346
Capitalized Computer Software, Accumulated Amortization	(85,331)	0
Capitalized Computer Software, Net	$ 483,544	$ 362,346